Gain from Vessel Early Redelivery and Other (Income) / Expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Gain from Vessel Early Redelivery and Other (Income) / Expenses [Abstract]
Gain from vessel early redelivery	$ 0	$ 0	$ 2,267,818
Insurance claim recoveries			218,634
Cash compensation received by KLC			$ 402,596
Voluntary special contribution	$ 246,022	$ 250,283